Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$468,941.91

Principal:
Principal Collections	$7,223,780.43
Prepayments in Full	$2,441,025.00
Liquidation Proceeds	$88,694.30
Recoveries	$64,009.56
Sub Total	$9,817,509.29
Collections	$10,286,451.20

Purchase Amounts:
Purchase Amounts Related to Principal	$148,210.89
Purchase Amounts Related to Interest	$992.36
Sub Total	$149,203.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,435,654.45

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,435,654.45
Servicing Fee	$97,424.79	$97,424.79	$0.00	$0.00	$10,338,229.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,338,229.66
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,338,229.66
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,338,229.66
Interest - Class A-4 Notes	$14,367.10	$14,367.10	$0.00	$0.00	$10,323,862.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,323,862.56
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$10,287,362.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,287,362.06
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$10,258,421.06
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,258,421.06
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$10,218,517.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,218,517.56
Regular Principal Payment	$9,792,817.75	$9,792,817.75	$0.00	$0.00	$425,699.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$425,699.81
Residual Released to Depositor	$0.00	$425,699.81	$0.00	$0.00	$0.00
Total		$10,435,654.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,792,817.75
Total					$9,792,817.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,792,817.75	$84.18	$14,367.10	$0.12	$9,807,184.85	$84.30
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$9,792,817.75	$7.30	$119,712.10	$0.09	$9,912,529.85	$7.39

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$22,684,890.50	0.1950046	$12,892,072.75	0.1108233
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$114,764,890.50	0.0855299	$104,972,072.75	0.0782317

Pool Information
Weighted Average APR	4.553%	4.591%
Weighted Average Remaining Term	19.54	18.86
Number of Receivables Outstanding	15,433	14,743
Pool Balance	$116,909,743.53	$106,861,934.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$114,764,890.50	$104,972,072.75
Pool Factor	0.0863987	0.0789732

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$1,889,862.05
Targeted Overcollateralization Amount	$1,889,862.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,889,862.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$146,053.45
(Recoveries)		109	$64,009.56
Net Loss for Current Collection Period			$82,043.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8421%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7280%
Second Preceding Collection Period			0.2791%
Preceding Collection Period			1.5529%
Current Collection Period			0.8799%
Four Month Average (Current and Preceding Three Collection Periods)			0.8600%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,843	$9,834,508.05
(Cumulative Recoveries)			$2,086,116.74
Cumulative Net Loss for All Collection Periods			$7,748,391.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5726%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,030.66
Average Net Loss for Receivables that have experienced a Realized Loss			$1,599.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.17%	311	$3,385,232.61
61-90 Days Delinquent	0.45%	37	$484,908.66
91-120 Days Delinquent	0.10%	6	$106,843.81
Over 120 Days Delinquent	0.68%	55	$723,524.45
Total Delinquent Receivables	4.40%	409	$4,700,509.53

Repossession Inventory:
Repossessed in the Current Collection Period		11	$137,154.16
Total Repossessed Inventory		15	$215,533.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6461%
Preceding Collection Period			0.6804%
Current Collection Period			0.6647%
Three Month Average			0.6637%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer